                                     May 30, 2002

Dear Fund Shareholder:

   We are pleased to announce the successful initial launch of the Advantage Advisers Multi-Sector Fund I (the "Fund") on March 27, 2002, raising in excess of $82 million of assets.

   Attached is our unaudited semi-annual financial statement representing the performance of the Fund during the first calendar quarter of 2002. As you can see, the Fund carried a very significant cash position at the end of the first quarter. The cash position was so large because there were only two trading days in the quarter from the inception of the Fund and all three of our managers were conservatively positioned.

   I am happy to report that as of the writing of this letter, our managers have remained conservatively positioned, action that we hope will benefit the Fund in these initially trying markets.

   We appreciate your investment and look forward to a long beneficial relationship with our investors.

                                     Sincerely,



                                     /s/ Howard M. Singer
                                     -------------------------
                                     Howard M. Singer
                                     Chairman



       THIS LETTER IS INTENDED ONLY FOR SHAREHOLDERS OF THE FUND WHO HAVE
                    RECEIVED AND REVIEWED A FUND PROSPECTUS

                     Advantage Advisers Multi-Sector Fund I


                              Financial Statements

                           Period From March 27, 2002
                          (commencement of operations)
                               to March 31, 2002

                                  (Unaudited)





                                    Contents

Statement of Assets, Liabilities and Shareholders' Capital ...........   1
Statement of Operations ..............................................   2
Statement of Changes in Shareholder Capital -- Net Assets ............   3
Statement of Cash Flows ..............................................   4
Notes to Financial Statements ........................................   5
Schedule of Portfolio Investments ....................................  13
Schedule of Securities Sold, Not Yet Purchased .......................  20

Advantage Advisers Multi-Sector Fund I


Statement of Assets, Liabilities and Shareholders' Capital (in thousands)
-------------------------------------------------------------------------------

                                                     Period from March 27, 2002
                                                    (commencement of operations)
                                                          to March 31, 2002
                                                             (Unaudited)
                                                    ----------------------------
Assets
Cash and cash equivalents .......................             $ 81,658
Investments in securities, at market (cost -
  $17,565).......................................               17,536
Receivable for investment securities sold .......                3,372
Prepaid offering costs ..........................                  956
Interest receivable .............................                    9
                                                              --------
    Total assets ................................              103,531
                                                              --------
Liabilities
Securities sold, not yet purchased (proceeds -
  $3,262)........................................                3,274
Payable for investment securities purchased .....               17,675
Due to affiliate ................................                  956
Accrued expenses ................................                   63
                                                              --------
    Total liabilities ...........................               21,968
                                                              --------
     Net Assets .................................             $ 81,563
                                                              ========
Shareholders' Capital
Represented by:
Capital contributions (net) .....................             $ 81,604
Accumulated net unrealized depreciation .........                  (41)
                                                              --------
    Net Assets ..................................             $ 81,563
                                                              ========
Net asset value per share
($81,562,551/3,438,329 shares outstanding) ......             $  23.72
                                                              ========



The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Statement of Operations (in thousands)
-------------------------------------------------------------------------------

                                                     Period from March 27, 2002
                                                    (commencement of operations)
                                                          to March 31, 2002
                                                             (Unaudited)
                                                    ----------------------------
Investment Income
 Interest .......................................              $    9
                                                               ------
Expenses
 Organization expense ...........................                  40
 Management fees ................................                  11
 Professional fees ..............................                   4
 Custody fees ...................................                   3
 Service agent fees .............................                   2
 Trustees fees ..................................                   1
 Miscellaneous fees .............................                   2
                                                               ------
    Total expenses ..............................                  63
                                                               ------
 Net investment loss ............................                 (54)
                                                               ------
Net change in unrealized depreciation on
  investments....................................                 (41)
                                                               ------
    Net unrealized loss .........................                 (41)
                                                               ------
    Decrease in shareholders' capital derived
      from investment activities.................              $ (95)
                                                               ======


The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Statement of Changes in Shareholders' Capital--Net Assets (in thousands)
-------------------------------------------------------------------------------

                                                Period from March 27, 2002
                                               (commencement of operations)
                                                     to March 31, 2002
                                                        (Unaudited)
                                               ----------------------------
From investment activities
 Net investment loss .......................              $    54
 Net change in unrealized depreciation on
  investments...............................                  (41)
                                                          -------
    Decrease in shareholders' capital
      derived from investment activities....                  (95)
Shareholders' capital transactions
 Capital contributions .....................               81,658
                                                          -------
    Increase in shareholders' capital
      derived from capital transactions.....               81,658
    Shareholders' capital at beginning of
      period................................                    0
                                                          -------
    Shareholders' capital at end of period .              $81,563
                                                          =======


The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Statement of Cash Flows (in thousands)
-------------------------------------------------------------------------------

                                                     Period from March 27, 2002
                                                    (commencement of operations)
                                                          to March 31, 2002
                                                             (Unaudited)
                                                    ----------------------------
Cash flows from operating activities
Net loss ........................................             $    (95)
 Adjustments to reconcile net loss to net cash
   used in operating activities
   Changes in operating assets and liabilities
    Increase in investments in securities .......              (17,536)
    Increase in receivable for securities sold ..               (3,372)
    Increase in prepaid offering cost ...........                 (956)
    Increase in interest receivable .............                   (9)
    Increase in payable for securities purchased                17,675
    Increase in securities sold, not yet
      purchased..................................                3,274
    Increase in due to affiliate ................                  956
    Increase in accrued expenses ................                   63
                                                              --------
    Net cash used in operating activities .......                    0
Cash flows from financing activities
 Capital contributions ..........................               81,658
                                                              --------
    Net cash provided by financing activities ...               81,658
                                                              --------
    Net change in cash ..........................               81,658
     Cash at beginning of period ................                    0
                                                              --------
     Cash at end of period ......................             $ 81,658
                                                              ========

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Notes to Financial Statements -- March 31, 2002 (Unaudited)
-------------------------------------------------------------------------------

1. Organization

   Advantage Advisers Multi-Sector Fund I (the "Fund") was organized in the State of Delaware on August 14, 2001 as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940 (the "Act") as amended. The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the "Investment Adviser"), a newly formed Delaware limited liability company controlled by CIBC World Markets Corp., is responsible for the Fund's investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as Trustees of the Fund.

   The Fund's investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term "hedged equity," when used in this context, means the use by the Portfolio Managers of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques such as swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, profit from adverse or volatile market conditions. The Fund intends to pursue this objective by investing primarily in securities of issuers in three sectors, banking/financial services, healthcare/ biotechnology and technology. Until otherwise determined by the Fund's Board of Trustees (the "Board" and each member, a "Trustee"), the Fund will pursue its investment program by allocating its net assets among three Separate Investment Accounts.

   The Fund is authorized to issue an unlimited number of shares of beneficial interest ("the Shares") at $.001 par value. The Fund intends to offer up to 16,000,000 Shares at a price of $25 per Share to investors meeting the standards of a qualified client as set forth in Rule 205-3(d)(ii)(A) of the Investment Advisers Act of 1940 ("Qualified Investors"). Shares will be made available through CIBC World Markets, as principal distributor, on a best efforts basis, subject to various conditions. The minimum investment will be 1,000 Shares ($25,000). Investors will be subject to a sales charge of up to $1.25 per Share. The Fund intends at some time in the future to make additional sales of its Shares at their net asset value to investors who are Qualified Investors. The minimum additional investment will be $1,000 for investors that are shareholders of the Fund and will include the applicable sales charge. To provide investors with a degree of liquidity, the Fund expects to make quarterly offers to repurchase its Shares beginning in June 2002. Repurchase offers will be limited to 5% to 25% of the Fund's outstanding Shares in the Board's discretion.

2. Significant Accounting Policies

   The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

   The Fund's organizational expenses of $40,000 have been expensed as incurred. Offering costs, estimated to aggregate approximately $956,000, are being amortized on a straight-line basis over a twelve-month period beginning at the commencement of operations of the Fund.

   a. Portfolio Valuation

   The value of the net assets of the Fund will be determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth set forth below under the supervision of the Board of Trustees.

   Domestic exchange traded or NASDAQ listed equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are traded. If no sales of those securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

   Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser will monitor the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

   If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Investment Adviser may value the security at fair value.

   All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

   On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Investment Adviser or under the supervision of the Board of Trustees.

   b. Cash Equivalents

   The Fund treats all financial instruments that mature within three months as cash equivalents. At March 31, 2002, $81,658,074 in cash equivalents were held at PNC Bank.

   c. Certain Tax Matters

   The Fund intends to elect and to qualify, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.

   Distributions of the Fund's investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain as capital gain dividends, if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Shareholders may be proportionately liable for taxes on income and gains but shareholders not subject to tax on their income will not be required to pay any tax on amounts distributed to them. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

3. Administration Fee, Related Party Transactions and Other

   In return for the services described herein and in the Statement of Additional Information under "Investment Advisory and Other Services," the Fund will pay a management fee to the Investment Adviser for management services and for services provided by the Investment Adviser or affiliate for certain administrative services computed at the annual rate of 1.25% of the Fund's average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee will be accrued daily as an expense to be paid out of the Fund's assets and will have the effect of reducing the net asset value of the Fund. The Investment Adviser will pay a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser's Separate Investment Account.

   The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period calculated as summarized herein. Incentive Fees will be payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser will be paid an Incentive Fee equal to 20% of each Separate Investment Account's net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses of the Separate Investment Account that have not previously been offset against its net profits. The Investment Adviser will be under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period.

   The Fund will calculate and accrue Incentive Fees daily based on each Separate Investment Account's investment performance. The Fund's net asset value will be reduced or increased each day to reflect these calculations. For purposes of calculating the Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account, will be allocated to all Separate Investment Accounts when incurred one-third each.

   The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

3. Administration Fee, Related Party Transactions and Other (continued)

   The Fund intends to pay compensation (the "Shareholder Servicing Fee") to selected brokers and dealers, including CIBC World Markets, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between CIBC World Markets and the brokers and dealers for the provisions of shareholder services. The Shareholder Servicing Fee is payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

   PFPC Inc. ("PFPC") and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund will pay PFPC a fee that is not anticipated to exceed 0.80% (annualized) of the Fund's net assets, plus reimbursement of certain out-of-pocket expenses.

4. Securities Transactions

   Aggregate purchases and sales of investment securities, excluding short-term securities, for the period ended March 27, 2002 (commencement of operations) to March 31, 2002, amounted to $17,674,906 and $3,372,077, respectively.

   At March 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2002, accumulated net unrealized depreciation on investments was $41,342, consisting of $74,534 gross unrealized appreciation and $115,876 gross unrealized depreciation.

5. Share Capital

   Transactions in shares for the period ended March 31, 2002, were as follows:

                                                                   Shares
                                                               -------------
   Shares outstanding, beginning of period .................            0.00
   Subscriptions ...........................................   3,438,329.233
   Shares outstanding as of March 31, 2002 .................   3,438,329.233

   The net asset value per share at March 31, 2002 is $23.72.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

6. Leverage; Borrowing

   The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If the Fund's investments decline in value, the loss will be magnified if the Fund has borrowed money to make its investments.

   The 1940 Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an "asset coverage" of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the 1940 Act or the Fund's borrowing arrangements.

7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

   In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

   The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

   Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices.

   Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

   The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

7. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

   Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

   Transactions in purchased options were as follows:

                                                          Put Options
                                                    -----------------------
                                                       Number
                                                    of Contracts     Cost
                                                    ------------   --------
    Beginning balance ...........................      - 0 -       $  - 0 -
    Options purchased ...........................      1,350        334,800
                                                       -----       --------
    Options outstanding at March 31, 2002 .......      1,350       $334,800
                                                       =====       ========

   When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

   Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value.

   There were no transactions in written options for the period March 27, 2002 (commencement of operations) to March 31, 2002.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

8. Selected Financial Ratios and Other Supplemental Information

   The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                             March 27, 2002
                                                    (commencement of operations) to
                                                             March 31, 2002
                                                    -------------------------------
   Net assets, end of period (000) ..............               $81,563
   Ratio of net investment loss to average net
   assets* ......................................                 (1.64)%
   Ratio of operating expenses to average net
   assets* ......................................                  2.64%
   Portfolio turnover rate ......................                  0.64%
   Total return* ................................                 (0.12)%
   Average commission rate ......................               $  0.06

---------------
* Annualized.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (Unaudited)
-------------------------------------------------------------------------------

                                                                                    March 31, 2002
Shares                                                                               Market Value
------                                                                              --------------
             Common Stocks - 21.07%
              Aerospace/Defense - 0.40%
 2,200         General Dynamics Corp.                                              $        206,690
 5,600         The Titan Corp.*                                                             115,640
                                                                                   ----------------
                                                                                            322,330
                                                                                   ----------------
              Aerospace/Defense-Equipment - 0.40%
 2,300         Alliant Techsystems, Inc.*                                                   234,577
 3,500         United Defense Industries, Inc.*                                              93,800
                                                                                   ----------------
                                                                                            328,377
                                                                                   ----------------
              Applications Software - 2.34%
 7,000         Intuit, Inc.*                                                                268,520
 3,500         Mercury Interactive Corp.*                                                   131,775
22,500         Microsoft Corp.*                                                           1,356,975
 5,000         Siebel Systems, Inc.*                                                        163,050
                                                                                   ----------------
                                                                                          1,920,320
                                                                                   ----------------
              Business - to - Business/E - Commerce - 0.17%
 10,200        i2 Technologies, Inc.*                                                        51,612
 11,200        webMethods, Inc.*                                                             86,016
                                                                                   ----------------
                                                                                            137,628
                                                                                   ----------------
              Cable Television - 0.16%
 4,000         USA Interactive*                                                             127,080
                                                                                   ----------------
              Cellular Telecommunications - 0.11%
 9,000         Sprint Corp. (PCS Group)*                                                     92,610
                                                                                   ----------------
              Commercial Services - Finance - 0.29%
 3,400         Concord EFS, Inc.*                                                           113,050
 4,000         Equifax, Inc.                                                                119,600
                                                                                   ----------------
                                                                                            232,650
                                                                                   ----------------

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

                                                                                    March 31, 2002
Shares                                                                               Market Value
------                                                                              --------------
             Common Stocks (continued)
              Computer Data Security - 0.02%
 9,100         BindView Development Corp.*                                         $         19,565
                                                                                   ----------------
              Computer Services - 0.18%
 1,800         Ceridian Corp.*                                                               39,690
 2,200         DST Systems, Inc.*                                                           109,560
                                                                                   ----------------
                                                                                            149,250
                                                                                   ----------------
              Computer - 0.71%
22,200         Dell Computer Corp.*                                                         579,642
                                                                                   ----------------
              Computers Services - 0.11%
 4,300         Anteon International Corp.*                                                   89,440
                                                                                   ----------------
              Computers - Integrated Systems - 0.11%
 3,400         Brocade Communications Systems, Inc.*                                         91,800
                                                                                   ----------------
              Consulting Services - 0.34%
13,600         KPMG Consulting, Inc.*                                                       274,720
                                                                                   ----------------
              Data Processing/Management - 0.69%
 4,500         Certegy, Inc.*                                                               178,650
 3,400         Documentum, Inc.*                                                             86,530
 2,200         First Data Corp.                                                             191,950
 2,700         The New Dun & Bradstreet Corp.*                                              108,027
                                                                                   ----------------
                                                                                            565,157
                                                                                   ----------------
              Diversified Manufacturing Operations - 0.27%
 5,700         Honeywell International, Inc.                                                218,139
                                                                                   ----------------

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

                                                                                   March 31, 2002
Shares                                                                              Market Value
------                                                                             --------------
               Common Stocks (continued)
                Electronic Components - Semiconductors - 1.82%
 4,500           Advanced Micro Devices, Inc.*                                     $         66,195
11,200           Agere Systems, Inc.*                                                        43,568
 5,100           Altera Corp.*                                                              111,537
12,700           Conexant Systems, Inc.*                                                    153,035
 3,600           International Rectifier Corp.*                                             163,476
 7,000           Lattice Semiconductor Corp.*                                               122,710
 4,500           Microtune, Inc.*                                                            64,665
 9,100           National Semiconductor Corp.*                                              306,579
 2,400           Silicon Laboratories, Inc.*                                                 84,792
 5,700           Texas Instuments, Inc.                                                     188,670
 4,600           Xilinx, Inc.*                                                              183,356
                                                                                   ----------------
                                                                                          1,488,583
                                                                                   ----------------
                Electronic Component - Miscellaneous - 0.43%
 8,200           Flextronics International, Ltd.*                                           149,650
 4,500           Jabil Circuit, Inc.*                                                       105,885
 4,500           Vishay Intertechnology, Inc.*                                               91,530
                                                                                   ----------------
                                                                                            347,065
                                                                                   ----------------
                Electronic Measuring Instruments - 0.11%
 2,600           Agilent Technologies, Inc.*                                                 90,896
                                                                                   ----------------
                Electronics - Military - 0.12%
 3,400           Integrated Defense Technologies, Inc.*                                      94,350
                                                                                   ----------------
                E-Marketing/Information - 0.14%
 9,500           DoubleClick, Inc.*                                                         113,905
                                                                                   ----------------
                Enterprise Software/Services - 0.54%
 4,500           BMC Software, Inc.*                                                         87,525
 5,200           Informatica Corp.*                                                          37,648
 8,100           MicroStrategy, Inc.*                                                        24,705
22,400           Oracle Corp.*                                                              286,720
                                                                                   ----------------
                                                                                            436,598
                                                                                   ----------------

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

                                                                                    March 31, 2002
Shares                                                                               Market Value
------                                                                              --------------
              Common Stocks (continued)
               Index - 1.23%
20,000          Nasdaq-100 Index Tracking Stock*                                   $        721,800
 6,700          Software HOLDRs Trust*                                                      279,122
                                                                                   ----------------
                                                                                          1,000,922
                                                                                   ----------------
               Instruments - Controls - 0.24%
 2,200          Johnson Controls, Inc.                                                      194,282
                                                                                   ----------------
               Instruments - Scientific - 0.34%
 3,400          FEI Company*                                                                120,870
 3,400          PerkinElmer, Inc.                                                            62,900
 2,700          Varian, Inc.*                                                               102,438
                                                                                   ----------------
                                                                                            286,208
                                                                                   ----------------
               Insurance Brokers - 0.83%
27,300          Willis Group Holdings, Ltd *                                                674,310
                                                                                   ----------------
               Internet Brokers - 0.05%
 4,500          E*TRADE Group, Inc.*                                                         42,390
                                                                                   ----------------
               Internet Content - Info/Network - 0.13%
13,000          Ask Jeeves, Inc.*                                                            27,430
 6,700          Autobytel, Inc.*                                                             23,651
15,700          LookSmart, Ltd.*                                                             50,711
                                                                                   ----------------
                                                                                            101,792
                                                                                   ----------------
               Internet Infrastructure Software - 0.17%
10,100          Chordiant Software, Inc.*                                                    73,427
 5,600          TIBCO Software, Inc.*                                                        65,856
                                                                                   ----------------
                                                                                            139,283
                                                                                   ----------------
               Internet Security - 0.10%
 3,100          Verisign, Inc.*                                                              83,700
                                                                                   ----------------
               Lasers - Systems/Components - 0.10%
 1,700          Cymer, Inc.*                                                                 84,422
                                                                                   ----------------

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

                                                                                    March 31, 2002
Shares                                                                               Market Value
------                                                                              --------------
             Common Stocks (continued)
              Medical - Biomedical/Gene - 0.45%
 4,500         Amgen, Inc.*                                                         $        268,560
 4,500         Millenium Pharmeceuticals, Inc.*                                              100,395
                                                                                    ----------------
                                                                                             368,955
                                                                                    ----------------
              Medical - HMO - 0.19%
 2,700         Anthem, Inc.*                                                                 155,439
                                                                                    ----------------
              Medical Instruments - 0.43%
 5,700         Beckman Coulter, Inc.                                                         291,099
 2,200         Edwards Lifesciences Corp.*                                                    61,490
                                                                                    ----------------
                                                                                             352,589
                                                                                    ----------------
              Multimedia - 0.06%
 3,400         Gemstar-TV Guide International, Inc.*                                          50,286
                                                                                    ----------------
              Networking Products - 1.17%
41,900         Cisco Systems, Inc.*                                                          709,367
 9,000         Extreme Networks, Inc.*                                                        93,600
 5,600         Juniper Networks, Inc.*                                                        70,672
17,500         Lucent Technologies, Inc.*                                                     82,775
                                                                                    ----------------
                                                                                             956,414
                                                                                    ----------------
              Oil & Gas Drilling - 0.11%
 2,600         Transocean Sedco Forex, Inc.                                                   86,398
                                                                                    ----------------
              Power Conversion/Supply Equipment - 0.31%
 7,000         Advanced Energy Industries, Inc.*                                             251,720
                                                                                    ----------------
              Retail - Apparel/Shoe - 0.14%
 3,600         Abercrombie & Fitch Co.*                                                      110,880
                                                                                    ----------------

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

                                                                                   March 31, 2002
Shares                                                                              Market Value
------                                                                             --------------
             Common Stocks (continued)
              Retail - Discount - 0.52%
 4,500         Costco Wholesale Corp.*                                             $        179,190
 5,600         Target Corp.                                                                 241,472
                                                                                   ----------------
                                                                                            420,662
                                                                                   ----------------
              Semiconductor Components - Integrated Circuits - 2.19%
 7,700         Analog Devices, Inc.*                                                        346,808
15,700         Atmel Corp.*                                                                 159,198
 3,600         Integrated Device Technology, Inc.*                                          119,664
 2,900         Linear Technology Corp.                                                      128,238
 4,500         Marvell Technology Group Ltd.*                                               197,100
 4,600         Maxim Integrated Products, Inc.*                                             256,266
 4,500         O2Micro International Ltd*                                                    78,615
 7,900         Taiwan Semiconductor Manufacturing Co. Ltd.*                                 163,925
31,300         United Microelectronics Corp. ADR*                                           333,345
                                                                                   ----------------
                                                                                          1,783,159
                                                                                   ----------------
              Semiconductor Equipment - 1.66%
 4,100         Applied Materials, Inc.*                                                     222,507
 9,100         ASM International N.V.*                                                      237,601
 6,800         Credence Systems Corp.*                                                      149,328
 2,200         KLA-Tencor Corp.*                                                            146,300
 9,000         Lam Research Corp.*                                                          263,880
 2,400         Novellus Systems, Inc.*                                                      129,912
 4,500         Varian Semiconductor Equipment Associates, Inc.*                             202,500
                                                                                   ----------------
                                                                                          1,352,028
                                                                                   ----------------
              Telecommunications Equipment - 0.42%
10,000         ADC Telecommunications, Inc.*                                                 40,700
 4,500         Nortel Networks Corp.*                                                        20,205
 7,500         QUALCOMM, Inc.*                                                              282,300
                                                                                   ----------------
                                                                                            343,205
                                                                                   ----------------

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

-------------------------------------------------------------------------------

                                                                                   March 31, 2002
Shares                                                                              Market Value
------                                                                             --------------
             Common Stocks (continued)
              Telecommunications Equipment Fiber Optics - 0.18%
 9,000         Corning, Inc.*                                                      $         68,580
13,300         JDS Uniphase Corp.*                                                           78,337
                                                                                   ----------------
                                                                                            146,917
                                                                                   ----------------
              Telephone - Integrated - 0.28%
 7,900         Sprint Corp.                                                                 120,791
15,800         WorldCom Inc.-WorldCom Group*                                                106,492
                                                                                   ----------------
                                                                                            227,283
                                                                                   ----------------
              Travel Services - 0.05%
 2,200         Pegasus Solutions, Inc.*                                                      40,700
                                                                                   ----------------
              Web Housing/Design - 0.08%
 6,800         Register.com, Inc.*                                                           61,064
                                                                                   ----------------
              Web Portals/ISP - 0.18%
 8,100         Yahoo!, Inc.*                                                                149,607
                                                                                   ----------------
                  Total Common Stocks (cost $17,230,120)                                 17,184,720
                                                                                   ================
Number of
Contracts
----------
             Put Option - 0.43%
              Index
 1,350         Nasdaq-100 Index Tracking Stock 09/21/02, $35.00                             351,000
                                                                                   ----------------
             Total Long Put Options (Cost $334,800)                                         351,000
                                                                                   ================
             Total Investments (Cost $17,564,920) - 21.50%                               17,535,720

             Other Assets in Excess of Liabilities - 78.50%                              64,026,831
                                                                                   ----------------
             Net Assets - 100.00%                                                  $     81,562,551
                                                                                   ================

* Non-income producing security

The accompanying notes are an integral part of these financial statements.

Advantage Advisors Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (Unaudited)
-------------------------------------------------------------------------------

                                                                                    March 31, 2002
Shares                                                                               Market Value
------                                                                              --------------
             Securities Sold, Not Yet Purchased - (4.01%)
              Audio/Video - (0.05%)
 1,700         Polycom, Inc.                                                       $       (41,820)
                                                                                   ----------------
              Cable Television - (0.09%)
 6,700         Charter Communications, Inc                                                 (75,643)
                                                                                   ----------------
              Cellular Telecommunications - (0.06%)
 5,600         AT&T Wireless Services, Inc.                                                (50,120)
                                                                                   ----------------
              Chemicals - Specialty - (0.19%)
 2,300         Cabot Microelectronics Corp.                                               (155,595)
                                                                                   ----------------
              Commercial Services-Finance - (0.05%)
 1,100         Paychex, Inc.                                                               (43,670)
                                                                                   ----------------
              Computers - (0.16%)
 1,300         International Business Machines Corp.                                      (135,200)
                                                                                   ----------------
              Computer Services - (0.15%)
 2,200         Electronic Data Systems Corp.                                              (127,578)
                                                                                   ----------------
              Computers - Integrated Systems - (0.07%)
 2,700         Jack Henry & Associates, Inc.                                               (59,886)
                                                                                   ----------------
              Data Processing/Management - (0.31%)
 2,300         Automatic Data Processing, Inc.                                            (134,021)
 2,400         CSG Systems, Inc.                                                           (68,328)
 2,000         Total Systems Services, Inc.                                                (50,300)
                                                                                   ----------------
                                                                                          (252,649)
                                                                                   ----------------
              E-Commerce Services - (0.12%)
 1,800         Ebay, Inc.                                                                 (101,952)
                                                                                   ----------------

The accompanying notes are an integral part of these financial statements.

Advantage Advisors Multi-Sector Fund I

-------------------------------------------------------------------------------

                                                                                   March 31, 2002
Shares                                                                              Market Value
------                                                                             --------------
             Securities Sold, Not Yet Purchased (Continued)
              Electric - Integrated - (0.42%)
 1,800         Dominion Resources, Inc.                                                 $ (117,288)
 3,400         Duke Energy Corp.                                                          (128,520)
 3,600         The Southern Company                                                        (95,364)
                                                                                   ----------------
                                                                                          (341,172)
                                                                                   ----------------
              Electronic Components - Miscellaneous - (0.10%)
 4,100         AVX Corp.                                                                   (85,854)
                                                                                   ----------------
              Electronic Components - Semiconductors - (0.21%)
 3,100         Broadcom Corp.                                                             (111,290)
 1,300         Nvidia Corp.                                                                (57,668)
                                                                                   ----------------
                                                                                          (168,958)
                                                                                   ----------------
              Electronic Design Automation - (0.39%)
 3,100         Mentor Graphics Corp.                                                       (65,534)
 4,500         Synopsys, Inc.                                                             (248,220)
                                                                                   ----------------
                                                                                          (313,754)
                                                                                   ----------------
              Enterprise Software/Services - (0.20%)
 5,600         Bea Systems, Inc.                                                           (76,776)
 2,300         Peoplesoft, Inc.                                                            (84,019)
                                                                                   ----------------
                                                                                          (160,795)
                                                                                   ----------------
              Human Resources - (0.12%)
 3,400         Robert Half International, Inc.                                            (100,368)
                                                                                   ----------------
              Internet Security - (0.09%)
 3,100         Internet Security Systems, Inc.                                             (70,835)
                                                                                   ----------------
              Medical Products - (0.10%)
 1,300         Stryker Corp.                                                               (78,429)
                                                                                   ----------------
              Networking Products - (0.11%)
 1,800         Black Box Corp.                                                             (87,156)
                                                                                   ----------------
              Office Automation & Equipment - (0.07%)
 4,500         Ikon Office Solutions, Inc.                                                 (52,740)
                                                                                   ----------------

The accompanying notes are an integral part of these financial statements

Advantage Advisors Multi-Sector Fund I

-------------------------------------------------------------------------------

                                                                                   March 31, 2002
Shares                                                                              Market Value
------                                                                             --------------
             Securities Sold, Not Yet Purchased (Continued)
              Oil & Gas Drilling - (0.10%)
 2,600         Ensco International, Inc.                                           $       (78,364)
                                                                                   ----------------
              Oil - Field Services - (0.11%)
 2,700         BJ Services Co.                                                             (93,069)
                                                                                   ----------------
              Paper & Related Products - (0.13%)
 3,400         Georgia-Pacific Corp.                                                      (101,830)
                                                                                   ----------------
              Retail - Apparel/Shoe - (0.09%)
 2,200         Chico's FAS, Inc.                                                           (74,140)
                                                                                   ----------------
              Retail - Computer Equipment - (0.14%)
 2,200         CDW Computers                                                              (110,748)
                                                                                   ----------------
              Retail - Regional Department Store - (0.08%)
  900          Kohls Corp.                                                                 (64,035)
                                                                                   ----------------
              Semiconductor Components - Integrated Circuits - (0.06%)
 1,800         Micrel, Inc.                                                                (45,396)
                                                                                   ----------------
              Telephone - Integrated - (0.22%)
 2,300         Alltel Corp.                                                               (127,765)
 6,700         Qwest Communications International, Inc.                                    (55,074)
                                                                                   ----------------
                                                                                          (182,839)
                                                                                   ----------------
              Web Portals/ISP - (0.02%)
  700          Overture Services, Inc.                                                     (19,544)
                                                                                   ----------------
                 Total Securities Sold, Not Yet Purchased
                 Proceeds - ($3,261,997)                                           $    (3,274,139)
                                                                                   ================

The accompanying notes are an integral part of these financial statements.

                                                    LOGO
                                                        ADVANTAGE
                                                       ADVISERS
                                                      MULTI-SECTOR FUND 1


















                                                       Semi-Annual
                                                  Financial Statements
                                                  Dated March 31, 2002
                                                       (unaudited)







These financial statements are intended
only for the information of shareholders or those who have received the prospectus for shares of Advantage
Advisers Multi-Sector Fund I which
contains information about the sales
charges, fees, and other costs.







          Principal Distributor:
         CIBC World Markets Corp.
              622 3rd Avenue
                8th Floor
            New York, NY 10017